Leases - Additional Information (Detail)					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2020 USD ($) ft²	Aug. 26, 2019	Mar. 22, 2019 USD ($) ft²	Mar. 05, 2019 USD ($) ft²	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)
Lessee Lease Description [Line Items]
Operating lease costs					$ 1,206,000	$ 1,700,000	$ 3,627,000	$ 3,700,000	$ 5,200,000	$ 1,200,000
Sublease income					$ 337,000	$ 0	495,000	$ 0
Cash paid for amounts included in measurement of operating lease liabilities							$ 4,600,000
Operating lease, weighted-average remaining lease term					9 years 2 months 12 days		9 years 2 months 12 days
Operating lease, weighted-average discount rate					10.30%		10.30%
500 Technology Square
Lessee Lease Description [Line Items]
Area of lease | ft²					19,823		19,823		19,823
Lease, base rent per year							$ 1,500,000		$ 1,500,000
Increase in annual rent percentage					2.50%		2.50%		2.50%
Lease commencement date							Dec. 28, 2016		Dec. 28, 2016
Original lease expiration date							Dec. 31, 2021		Dec. 31, 2021
Accelerated lease expiration date		Feb. 28, 2020
Tenant improvement allowance					$ 1,200,000		$ 1,200,000		$ 1,200,000
500 Technology Square | Letters of Credit
Lessee Lease Description [Line Items]
Security deposit					400,000		$ 400,000		$ 400,000
4 Hartwell Place
Lessee Lease Description [Line Items]
Area of lease | ft²				18,707
Lease, base rent per year				$ 900,000
Increase in annual rent percentage				3.00%
Lease expiration month and year				2029-12
Lease commencement month and year				2019-07
Lessee, operating lease, existence of option to extend [true false]				true
Lessee, operating lease, option to extend							The Company has the option to extend the lease twice, each for a 5-year period, on the same terms and conditions as the current lease, subject to a change in base rent based on market rates.		The Company has the option to extend the lease twice, each for a 5-year period, on the same terms and conditions as the current lease, subject to a change in base rent based on market rates.
Lessee, operating lease, option to extend term				5 years
Tenant improvement allowance, received					1,100,000		$ 1,100,000
4 Hartwell Place | Maximum
Lessee Lease Description [Line Items]
Tenant improvement allowance				$ 1,300,000
4 Hartwell Place | Letters of Credit
Lessee Lease Description [Line Items]
Security deposit				$ 400,000
35 Cambridge Park Drive
Lessee Lease Description [Line Items]
Area of lease | ft²			68,258
Lease, base rent per year			$ 4,900,000
Increase in annual rent percentage			3.00%
Lease commencement date			Mar. 26, 2019
Original lease expiration date			Nov. 30, 2029
Tenant improvement allowance			$ 12,300,000
Lessee, operating lease, existence of option to extend [true false]			true
Lessee, operating lease, option to extend							The Company has the option to extend the lease for a 10-year period on the same terms and conditions as the current lease,subject to a change in base rent based on market rates.		The Company has the option to extend the lease for a 10-year period on the same terms and conditions as the current lease, subject to a change in base rent based on market rates.
Lessee, operating lease, option to extend term			10 years
Construction oversight fee			2.00%
Area of space for sublease | ft²	23,280
Sublease payments to be received annually	$ 1,300,000
Sublease income, increase in annual percentage	3.00%
Sublease commencement date	May 18, 2020
Sublease expiration month and year	2022-05
Lessee, operating sublease, existence of option to extend	true
Lessee, operating sublease, option to extend							The sublessee has the option to extend the sublease for a one-year period on the same terms and conditions as the current sublease, subject to a change in base rent based on the greater of (i) an increase of 3% of the annual rent owed by the sublessee in year two, and (ii) market rent for the subleased premises.		The sublessee has the option to extend the sublease for a one-year period on the same terms and conditions as the current sublease, subject to a change in base rent based on the greater of (i) an increase of 3% of the annual rent owed by the sublessee in year two, and (ii) market rent for the subleased premises.
Lessee, operating sublease, option to extend term	1 year
Tenant improvement allowance, received					12,200,000		$ 12,200,000
35 Cambridge Park Drive | Other Income
Lessee Lease Description [Line Items]
Sublease income					300,000		500,000
35 Cambridge Park Drive | Letters of Credit
Lessee Lease Description [Line Items]
Security deposit					$ 3,700,000		$ 3,700,000		$ 3,700,000
Security deposit in connection with sublease	$ 300,000